Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Schedule of assumptions used to calculate fair value of share based compensation

	April 30, 2013	April 30, 2012
Expected volatility	81.92% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.82 - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	5 - 10 years

Summary of stock option activity

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Schedule of stock options activity by range of exercise prices

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23